Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 59.90%
Communication services: 5.31%
Diversified telecommunication services: 0.43%
AT&T, Inc.	6,391	$140,602
Verizon Communications, Inc.	3,752	168,502
		309,104
Entertainment: 0.71%
Electronic Arts, Inc.	214	30,696
Live Nation Entertainment, Inc.†	140	15,329
Netflix, Inc.†	383	271,651
Take-Two Interactive Software, Inc.†	145	22,288
Walt Disney Co.	1,616	155,443
Warner Bros Discovery, Inc.†	1,989	16,409
		511,816
Interactive media & services: 3.73%
Alphabet, Inc. Class A	5,222	866,069
Alphabet, Inc. Class C	4,281	715,740
Match Group, Inc.†	230	8,703
Meta Platforms, Inc. Class A	1,947	1,114,541
		2,705,053
Media: 0.32%
Charter Communications, Inc. Class A†	87	28,195
Comcast Corp. Class A	3,443	143,814
Fox Corp. Class A	200	8,466
Fox Corp. Class B	118	4,578
Interpublic Group of Cos., Inc.	335	10,596
News Corp. Class A	337	8,974
News Corp. Class B	100	2,795
Omnicom Group, Inc.	174	17,990
Paramount Global Class B	530	5,629
		231,037
Wireless telecommunication services: 0.12%
T-Mobile U.S., Inc.	437	90,179
Consumer discretionary: 6.05%
Automobile components: 0.03%
Aptiv PLC†	237	17,066
BorgWarner, Inc.	203	7,367
		24,433
Automobiles: 1.01%
Ford Motor Co.	3,480	36,749
General Motors Co.	1,002	44,930
Tesla, Inc.†	2,473	647,011
		728,690
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Broadline retail: 2.18%
Amazon.com, Inc.†	8,326	$1,551,384
eBay, Inc.	436	28,388
		1,579,772
Distributors: 0.05%
Genuine Parts Co.	124	17,321
LKQ Corp.	235	9,381
Pool Corp.	34	12,811
		39,513
Hotels, restaurants & leisure: 1.14%
Airbnb, Inc. Class A†	392	49,709
Booking Holdings, Inc.	30	126,364
Caesars Entertainment, Inc.†	193	8,056
Carnival Corp.†	900	16,632
Chipotle Mexican Grill, Inc. Class A†	1,221	70,354
Darden Restaurants, Inc.	106	17,398
Domino’s Pizza, Inc.	31	13,334
Expedia Group, Inc.†	111	16,430
Hilton Worldwide Holdings, Inc.	220	50,710
Las Vegas Sands Corp.	315	15,857
Marriott International, Inc. Class A	208	51,709
McDonald’s Corp.	639	194,582
MGM Resorts International†	206	8,053
Norwegian Cruise Line Holdings Ltd.†	392	8,040
Royal Caribbean Cruises Ltd.	211	37,423
Starbucks Corp.	1,010	98,465
Wynn Resorts Ltd.	83	7,958
Yum! Brands, Inc.	251	35,067
		826,141
Household durables: 0.25%
D.R. Horton, Inc.	262	49,982
Garmin Ltd.	137	24,116
Lennar Corp. Class A	215	40,308
Mohawk Industries, Inc.†	47	7,552
NVR, Inc.†	3	29,435
PulteGroup, Inc.	185	26,553
		177,946
Leisure products: 0.01%
Hasbro, Inc.	117	8,461
Specialty retail: 1.16%
AutoZone, Inc.†	15	47,251
Best Buy Co., Inc.	175	18,077
CarMax, Inc.†	139	10,756
Home Depot, Inc.	884	358,197
Lowe’s Cos., Inc.	508	137,592
See accompanying notes to portfolio of investments
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Specialty retail(continued)
O’Reilly Automotive, Inc.†	52	$59,883
Ross Stores, Inc.	297	44,701
TJX Cos., Inc.	1,007	118,363
Tractor Supply Co.	96	27,929
Ulta Beauty, Inc.†	43	16,732
		839,481
Textiles, apparel & luxury goods: 0.22%
Deckers Outdoor Corp.†	136	21,685
lululemon athletica, Inc.†	103	27,949
NIKE, Inc. Class B	1,071	94,677
Ralph Lauren Corp. Class A	36	6,979
Tapestry, Inc.	205	9,631
		160,921
Consumer staples: 3.53%
Beverages: 0.80%
Brown-Forman Corp. Class B	163	8,020
Coca-Cola Co.	3,457	248,420
Constellation Brands, Inc. Class A	140	36,076
Keurig Dr Pepper, Inc.	943	35,344
Molson Coors Beverage Co. Class B	157	9,031
Monster Beverage Corp.†	629	32,815
PepsiCo, Inc.	1,224	208,141
		577,847
Consumer staples distribution & retail: 1.15%
Costco Wholesale Corp.	395	350,175
Dollar General Corp.	196	16,576
Dollar Tree, Inc.†	180	12,658
Kroger Co.	592	33,922
Sysco Corp.	438	34,190
Target Corp.	412	64,214
Walgreens Boots Alliance, Inc.	639	5,726
Walmart, Inc.	3,871	312,583
		830,044
Food products: 0.44%
Archer-Daniels-Midland Co.	426	25,449
Bunge Global SA	126	12,177
Campbell Soup Co.	176	8,610
Conagra Brands, Inc.	427	13,886
General Mills, Inc.	496	36,630
Hershey Co.	132	25,315
Hormel Foods Corp.	259	8,210
J.M. Smucker Co.	95	11,504
Kellanova	239	19,290
Kraft Heinz Co.	787	27,632
Lamb Weston Holdings, Inc.	128	8,287
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Food products(continued)
McCormick & Co., Inc.	225	$18,517
Mondelez International, Inc. Class A	1,191	87,741
Tyson Foods, Inc. Class A	255	15,188
		318,436
Household products: 0.72%
Church & Dwight Co., Inc.	218	22,829
Clorox Co.	110	17,920
Colgate-Palmolive Co.	728	75,574
Kimberly-Clark Corp.	300	42,684
Procter & Gamble Co.	2,098	363,373
		522,380
Personal care products: 0.08%
Estee Lauder Cos., Inc. Class A	208	20,735
Kenvue, Inc.	1,707	39,483
		60,218
Tobacco: 0.34%
Altria Group, Inc.	1,521	77,632
Philip Morris International, Inc.	1,386	168,260
		245,892
Energy: 1.98%
Energy equipment & services: 0.15%
Baker Hughes Co. Class A	885	31,993
Halliburton Co.	787	22,862
Schlumberger NV	1,266	53,109
		107,964
Oil, gas & consumable fuels: 1.83%
APA Corp.	330	8,072
Chevron Corp.	1,516	223,261
ConocoPhillips	1,035	108,965
Coterra Energy, Inc.	659	15,783
Devon Energy Corp.	558	21,829
Diamondback Energy, Inc.	167	28,791
EOG Resources, Inc.	507	62,325
EQT Corp.	529	19,382
Exxon Mobil Corp.	3,960	464,191
Hess Corp.	246	33,407
Kinder Morgan, Inc.	1,721	38,017
Marathon Oil Corp.	499	13,288
Marathon Petroleum Corp.	298	48,547
Occidental Petroleum Corp.	600	30,924
ONEOK, Inc.	521	47,479
Phillips 66	373	49,031
Targa Resources Corp.	195	28,862
See accompanying notes to portfolio of investments
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Valero Energy Corp.	286	$38,619
Williams Cos., Inc.	1,086	49,576
		1,330,349
Financials: 7.74%
Banks: 1.87%
Bank of America Corp.	6,017	238,755
Citigroup, Inc.	1,700	106,420
Citizens Financial Group, Inc.	400	16,428
Fifth Third Bancorp	603	25,833
Huntington Bancshares, Inc.	1,295	19,036
JPMorgan Chase & Co.	2,536	534,741
KeyCorp	827	13,852
M&T Bank Corp.	149	26,540
PNC Financial Services Group, Inc.	354	65,437
Regions Financial Corp.	816	19,037
Truist Financial Corp.	1,194	51,067
U.S. Bancorp	1,391	63,610
Wells Fargo & Co.	3,034	171,391
		1,352,147
Capital markets: 1.79%
Ameriprise Financial, Inc.	88	41,343
Bank of New York Mellon Corp.	658	47,284
BlackRock, Inc.	124	117,739
Blackstone, Inc.	642	98,309
Cboe Global Markets, Inc.	93	19,053
Charles Schwab Corp.	1,332	86,327
CME Group, Inc.	321	70,829
FactSet Research Systems, Inc.	34	15,635
Franklin Resources, Inc.	275	5,541
Goldman Sachs Group, Inc.	281	139,126
Intercontinental Exchange, Inc.	512	82,248
Invesco Ltd.	401	7,041
KKR & Co., Inc.	601	78,479
MarketAxess Holdings, Inc.	34	8,711
Moody’s Corp.	140	66,443
Morgan Stanley	1,110	115,706
MSCI, Inc. Class A	70	40,805
Nasdaq, Inc.	369	26,941
Northern Trust Corp.	180	16,205
Raymond James Financial, Inc.	165	20,206
S&P Global, Inc.	285	147,237
State Street Corp.	266	23,533
T. Rowe Price Group, Inc.	198	21,568
		1,296,309
Consumer finance: 0.32%
American Express Co.	501	135,871
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Consumer finance(continued)
Capital One Financial Corp.	340	$50,908
Discover Financial Services	224	31,425
Synchrony Financial	352	17,558
		235,762
Financial services: 2.46%
Berkshire Hathaway, Inc. Class B†	1,633	751,605
Corpay, Inc.†	62	19,391
Fidelity National Information Services, Inc.	486	40,703
Fiserv, Inc.†	513	92,160
Global Payments, Inc.	227	23,249
Jack Henry & Associates, Inc.	65	11,475
Mastercard, Inc. Class A	735	362,943
PayPal Holdings, Inc.†	911	71,085
Visa, Inc. Class A	1,489	409,401
		1,782,012
Insurance: 1.30%
Aflac, Inc.	449	50,198
Allstate Corp.	235	44,568
American International Group, Inc.	574	42,034
Aon PLC Class A	194	67,122
Arch Capital Group Ltd.†	334	37,368
Arthur J Gallagher & Co.	195	54,867
Assurant, Inc.	46	9,148
Brown & Brown, Inc.	211	21,860
Chubb Ltd.	335	96,611
Cincinnati Financial Corp.	139	18,921
Erie Indemnity Co. Class A	22	11,876
Everest Group Ltd.	39	15,281
Globe Life, Inc.	80	8,473
Hartford Financial Services Group, Inc.	261	30,696
Loews Corp.	162	12,806
Marsh & McLennan Cos., Inc.	438	97,713
MetLife, Inc.	524	43,219
Principal Financial Group, Inc.	190	16,321
Progressive Corp.	522	132,463
Prudential Financial, Inc.	318	38,510
Travelers Cos., Inc.	203	47,526
W.R. Berkley Corp.	268	15,204
Willis Towers Watson PLC	91	26,802
		939,587
Health care: 6.95%
Biotechnology: 1.13%
AbbVie, Inc.	1,574	310,834
Amgen, Inc.	479	154,339
Biogen, Inc.†	130	25,199
Gilead Sciences, Inc.	1,110	93,062
See accompanying notes to portfolio of investments
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Incyte Corp.†	142	$9,386
Moderna, Inc.†	302	20,183
Regeneron Pharmaceuticals, Inc.†	95	99,868
Vertex Pharmaceuticals, Inc.†	230	106,968
		819,839
Health care equipment & supplies: 1.42%
Abbott Laboratories	1,551	176,830
Align Technology, Inc.†	63	16,022
Baxter International, Inc.	455	17,276
Becton Dickinson & Co.	258	62,204
Boston Scientific Corp.†	1,313	110,029
Cooper Cos., Inc.†	177	19,530
DexCom, Inc.†	357	23,933
Edwards Lifesciences Corp.†	537	35,437
GE HealthCare Technologies, Inc.	407	38,197
Hologic, Inc.†	207	16,862
IDEXX Laboratories, Inc.†	73	36,881
Insulet Corp.†	62	14,430
Intuitive Surgical, Inc.†	316	155,241
Medtronic PLC	1,143	102,904
ResMed, Inc.	131	31,980
Solventum Corp.†	123	8,576
STERIS PLC	88	21,344
Stryker Corp.	306	110,546
Teleflex, Inc.	42	10,387
Zimmer Biomet Holdings, Inc.	182	19,647
		1,028,256
Health care providers & services: 1.49%
Cardinal Health, Inc.	217	23,983
Cencora, Inc.	155	34,887
Centene Corp.†	469	35,306
Cigna Group	249	86,264
CVS Health Corp.	1,121	70,488
DaVita, Inc.†	41	6,721
Elevance Health, Inc.	207	107,640
HCA Healthcare, Inc.	166	67,467
Henry Schein, Inc.†	113	8,238
Humana, Inc.	107	33,891
Labcorp Holdings, Inc.	75	16,761
McKesson Corp.	116	57,353
Molina Healthcare, Inc.†	52	17,917
Quest Diagnostics, Inc.	99	15,370
UnitedHealth Group, Inc.	823	481,192
Universal Health Services, Inc. Class B	53	12,138
		1,075,616
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 0.75%
Agilent Technologies, Inc.	260	$38,605
Bio-Techne Corp.	140	11,190
Charles River Laboratories International, Inc.†	46	9,061
Danaher Corp.	573	159,305
IQVIA Holdings, Inc.†	154	36,493
Mettler-Toledo International, Inc.†	19	28,494
Revvity, Inc.	110	14,053
Thermo Fisher Scientific, Inc.	340	210,314
Waters Corp.†	53	19,074
West Pharmaceutical Services, Inc.	65	19,510
		546,099
Pharmaceuticals: 2.16%
Bristol-Myers Squibb Co.	1,807	93,494
Catalent, Inc.†	161	9,752
Eli Lilly & Co.	703	622,816
Johnson & Johnson	2,146	347,781
Merck & Co., Inc.	2,259	256,532
Pfizer, Inc.	5,051	146,176
Viatris, Inc.	1,064	12,353
Zoetis, Inc.	404	78,933
		1,567,837
Industrials: 5.10%
Aerospace & defense: 1.17%
Axon Enterprise, Inc.†	64	25,574
Boeing Co.†	522	79,365
General Dynamics Corp.	230	69,506
General Electric Co.	966	182,168
Howmet Aerospace, Inc.	364	36,491
Huntington Ingalls Industries, Inc.	35	9,253
L3Harris Technologies, Inc.	169	40,200
Lockheed Martin Corp.	189	110,482
Northrop Grumman Corp.	123	64,953
RTX Corp.	1,186	143,696
Textron, Inc.	167	14,793
TransDigm Group, Inc.	50	71,356
		847,837
Air freight & logistics: 0.24%
CH Robinson Worldwide, Inc.	105	11,589
Expeditors International of Washington, Inc.	126	16,556
FedEx Corp.	201	55,010
United Parcel Service, Inc. Class B	653	89,030
		172,185
Building products: 0.34%
A.O. Smith Corp.	107	9,612
Allegion PLC	78	11,368
See accompanying notes to portfolio of investments
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Building products(continued)
Builders FirstSource, Inc.†	104	$20,161
Carrier Global Corp.	748	60,206
Johnson Controls International PLC	595	46,178
Masco Corp.	195	16,368
Trane Technologies PLC	201	78,135
		242,028
Commercial services & supplies: 0.34%
Cintas Corp.	305	62,794
Copart, Inc.†	781	40,924
Republic Services, Inc. Class A	182	36,553
Rollins, Inc.	250	12,645
Veralto Corp.	220	24,609
Waste Management, Inc.	326	67,678
		245,203
Construction & engineering: 0.05%
Quanta Services, Inc.	131	39,058
Electrical equipment: 0.45%
AMETEK, Inc.	206	35,372
Eaton Corp. PLC	355	117,661
Emerson Electric Co.	510	55,779
GE Vernova, Inc.†	245	62,470
Generac Holdings, Inc.†	54	8,580
Hubbell, Inc. Class B	48	20,561
Rockwell Automation, Inc.	101	27,114
		327,537
Ground transportation: 0.59%
CSX Corp.	1,728	59,668
J.B. Hunt Transport Services, Inc.	72	12,408
Norfolk Southern Corp.	202	50,197
Old Dominion Freight Line, Inc.	168	33,371
Uber Technologies, Inc.†	1,873	140,775
Union Pacific Corp.	543	133,838
		430,257
Industrial conglomerates: 0.26%
3M Co.	490	66,983
Honeywell International, Inc.	580	119,892
		186,875
Machinery: 1.01%
Caterpillar, Inc.	432	168,964
Cummins, Inc.	122	39,502
Deere & Co.	228	95,151
Dover Corp.	123	23,584
Fortive Corp.	312	24,626
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Machinery(continued)
IDEX Corp.	67	$14,372
Illinois Tool Works, Inc.	241	63,159
Ingersoll Rand, Inc.	360	35,338
Nordson Corp.	48	12,606
Otis Worldwide Corp.	357	37,107
PACCAR, Inc.	467	46,084
Parker-Hannifin Corp.	115	72,659
Pentair PLC	148	14,473
Snap-on, Inc.	47	13,616
Stanley Black & Decker, Inc.	137	15,088
Westinghouse Air Brake Technologies Corp.	156	28,356
Xylem, Inc.	216	29,166
		733,851
Passenger airlines: 0.09%
Delta Air Lines, Inc.	572	29,052
Southwest Airlines Co.	534	15,822
United Airlines Holdings, Inc.†	293	16,719
		61,593
Professional services: 0.39%
Amentum Holdings, Inc.†	113	3,644
Automatic Data Processing, Inc.	363	100,453
Broadridge Financial Solutions, Inc.	104	22,363
Dayforce, Inc.†	141	8,636
Equifax, Inc.	110	32,325
Jacobs Solutions, Inc.	112	14,661
Leidos Holdings, Inc.	120	19,560
Paychex, Inc.	286	38,378
Paycom Software, Inc.	43	7,163
Verisk Analytics, Inc. Class A	127	34,031
		281,214
Trading companies & distributors: 0.17%
Fastenal Co.	510	36,424
United Rentals, Inc.	59	47,774
WW Grainger, Inc.	40	41,553
		125,751
Information technology: 18.99%
Communications equipment: 0.51%
Arista Networks, Inc.†	230	88,279
Cisco Systems, Inc.	3,591	191,113
F5, Inc.†	52	11,450
Juniper Networks, Inc.	293	11,421
Motorola Solutions, Inc.	149	66,995
		369,258
See accompanying notes to portfolio of investments
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.35%
Amphenol Corp. Class A	1,073	$69,916
CDW Corp.	119	26,930
Corning, Inc.	686	30,973
Jabil, Inc.	101	12,103
Keysight Technologies, Inc.†	156	24,793
TE Connectivity PLC	274	41,371
Teledyne Technologies, Inc.†	42	18,382
Trimble, Inc.†	218	13,535
Zebra Technologies Corp. Class A†	46	17,035
		255,038
IT services: 0.70%
Accenture PLC Class A	558	197,242
Akamai Technologies, Inc.†	135	13,628
Cognizant Technology Solutions Corp. Class A	442	34,114
EPAM Systems, Inc.†	51	10,151
Gartner, Inc.†	69	34,966
GoDaddy, Inc. Class A†	126	19,754
International Business Machines Corp.	821	181,507
VeriSign, Inc.†	75	14,247
		505,609
Semiconductors & semiconductor equipment: 6.65%
Advanced Micro Devices, Inc.†	1,443	236,767
Analog Devices, Inc.	442	101,735
Applied Materials, Inc.	738	149,113
Broadcom, Inc.	4,149	715,703
Enphase Energy, Inc.†	121	13,675
First Solar, Inc.†	95	23,697
Intel Corp.	3,803	89,218
KLA Corp.	120	92,929
Lam Research Corp.	116	94,665
Microchip Technology, Inc.	478	38,379
Micron Technology, Inc.	988	102,466
Monolithic Power Systems, Inc.	43	39,754
NVIDIA Corp.	21,926	2,662,693
NXP Semiconductors NV	227	54,482
ON Semiconductor Corp.†	382	27,737
Qorvo, Inc.†	85	8,781
QUALCOMM, Inc.	993	168,860
Skyworks Solutions, Inc.	142	14,025
Teradyne, Inc.	145	19,420
Texas Instruments, Inc.	814	168,148
		4,822,247
Software: 6.19%
Adobe, Inc.†	395	204,523
ANSYS, Inc.†	78	24,853
Autodesk, Inc.†	192	52,892
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Software(continued)
Cadence Design Systems, Inc.†	244	$66,131
Crowdstrike Holdings, Inc. Class A†	206	57,777
Fair Isaac Corp.†	22	42,758
Fortinet, Inc.†	566	43,893
Gen Digital, Inc.	483	13,249
Intuit, Inc.	249	154,629
Microsoft Corp.	6,625	2,850,738
Oracle Corp.	1,425	242,820
Palantir Technologies, Inc. Class A†	1,795	66,774
Palo Alto Networks, Inc.†	289	98,780
PTC, Inc.†	107	19,331
Roper Technologies, Inc.	96	53,418
Salesforce, Inc.	864	236,486
ServiceNow, Inc.†	184	164,568
Synopsys, Inc.†	137	69,375
Tyler Technologies, Inc.†	38	22,181
		4,485,176
Technology hardware, storage & peripherals: 4.59%
Apple, Inc.	13,552	3,157,616
Dell Technologies, Inc. Class C	256	30,346
Hewlett Packard Enterprise Co.	1,158	23,693
HP, Inc.	872	31,279
NetApp, Inc.	183	22,602
Seagate Technology Holdings PLC	187	20,482
Super Micro Computer, Inc.†	45	18,738
Western Digital Corp.†	291	19,872
		3,324,628
Materials: 1.34%
Chemicals: 0.89%
Air Products & Chemicals, Inc.	198	58,952
Albemarle Corp.	105	9,945
Celanese Corp. Class A	97	13,188
CF Industries Holdings, Inc.	161	13,814
Corteva, Inc.	617	36,273
Dow, Inc.	625	34,144
DuPont de Nemours, Inc.	372	33,149
Eastman Chemical Co.	104	11,643
Ecolab, Inc.	226	57,705
FMC Corp.	111	7,319
International Flavors & Fragrances, Inc.	228	23,924
Linde PLC	428	204,096
LyondellBasell Industries NV Class A	232	22,249
Mosaic Co.	284	7,605
PPG Industries, Inc.	208	27,552
Sherwin-Williams Co.	207	79,006
		640,564
See accompanying notes to portfolio of investments
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials, Inc.	54	$29,065
Vulcan Materials Co.	118	29,551
		58,616
Containers & packaging: 0.14%
Amcor PLC	1,288	14,593
Avery Dennison Corp.	72	15,895
Ball Corp.	271	18,404
International Paper Co.	310	15,143
Packaging Corp. of America	79	17,016
Smurfit WestRock PLC	440	21,745
		102,796
Metals & mining: 0.23%
Freeport-McMoRan, Inc.	1,281	63,948
Newmont Corp.	1,023	54,679
Nucor Corp.	212	31,872
Steel Dynamics, Inc.	128	16,138
		166,637
Real estate: 1.40%
Health care REITs: 0.17%
Alexandria Real Estate Equities, Inc.	139	16,506
Healthpeak Properties, Inc.	627	14,340
Ventas, Inc.	368	23,600
Welltower, Inc.	516	66,063
		120,509
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	626	11,017
Industrial REITs : 0.14%
Prologis, Inc.	825	104,181
Office REITs : 0.01%
BXP, Inc.	130	10,460
Real estate management & development: 0.08%
CBRE Group, Inc. Class A†	268	33,361
CoStar Group, Inc.†	365	27,535
		60,896
Residential REITs : 0.17%
AvalonBay Communities, Inc.	127	28,607
Camden Property Trust	95	11,735
Equity Residential	304	22,636
Essex Property Trust, Inc.	57	16,839
Invitation Homes, Inc.	508	17,912
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	104	$16,526
UDR, Inc.	268	12,151
		126,406
Retail REITs : 0.18%
Federal Realty Investment Trust	67	7,703
Kimco Realty Corp.	601	13,955
Realty Income Corp.	776	49,214
Regency Centers Corp.	146	10,546
Simon Property Group, Inc.	273	46,142
		127,560
Specialized REITs : 0.63%
American Tower Corp.	416	96,745
Crown Castle, Inc.	387	45,910
Digital Realty Trust, Inc.	274	44,341
Equinix, Inc.	85	75,449
Extra Space Storage, Inc.	189	34,056
Iron Mountain, Inc.	261	31,015
Public Storage	140	50,942
SBA Communications Corp. Class A	96	23,107
VICI Properties, Inc. Class A	933	31,078
Weyerhaeuser Co.	648	21,941
		454,584
Utilities: 1.51%
Electric utilities: 0.99%
Alliant Energy Corp.	229	13,898
American Electric Power Co., Inc.	474	48,632
Constellation Energy Corp.	279	72,546
Duke Energy Corp.	688	79,326
Edison International	344	29,959
Entergy Corp.	191	25,138
Evergy, Inc.	205	12,712
Eversource Energy	319	21,708
Exelon Corp.	891	36,130
FirstEnergy Corp.	457	20,268
NextEra Energy, Inc.	1,831	154,774
NRG Energy, Inc.	184	16,762
PG&E Corp.	1,905	37,662
Pinnacle West Capital Corp.	101	8,948
PPL Corp.	658	21,767
Southern Co.	975	87,926
Xcel Energy, Inc.	497	32,454
		720,610
Gas utilities: 0.03%
Atmos Energy Corp.	138	19,142
See accompanying notes to portfolio of investments
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.07%
AES Corp.	634	$12,718
Vistra Corp.	306	36,273
		48,991
Multi-utilities: 0.39%
Ameren Corp.	238	20,815
CenterPoint Energy, Inc.	581	17,093
CMS Energy Corp.	266	18,788
Consolidated Edison, Inc.	308	32,072
Dominion Energy, Inc.	748	43,227
DTE Energy Co.	185	23,756
NiSource, Inc.	400	13,860
Public Service Enterprise Group, Inc.	444	39,609
Sempra	564	47,167
WEC Energy Group, Inc.	282	27,123
		283,510
Water utilities: 0.03%
American Water Works Co., Inc.	174	25,446
Total common stocks (Cost $17,884,106)		43,406,411

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 35.90%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	700,262
U.S. Treasury Bonds	1.38	11-15-2040	87,000	59,038
U.S. Treasury Bonds	1.38	8-15-2050	151,000	83,174
U.S. Treasury Bonds	1.63	11-15-2050	87,000	51,174
U.S. Treasury Bonds	1.88	2-15-2041	664,000	486,899
U.S. Treasury Bonds	1.88	2-15-2051	221,000	138,470
U.S. Treasury Bonds	1.88	11-15-2051	105,000	65,412
U.S. Treasury Bonds	2.00	8-15-2051	629,000	405,164
U.S. Treasury Bonds	2.25	5-15-2041	201,000	155,783
U.S. Treasury Bonds	2.25	8-15-2046	106,000	75,885
U.S. Treasury Bonds	2.25	8-15-2049	108,000	74,820
U.S. Treasury Bonds	2.25	2-15-2052	615,000	419,377
U.S. Treasury Bonds	2.38	5-15-2051	224,000	158,034
U.S. Treasury Bonds	2.50	2-15-2046	106,000	80,134
U.S. Treasury Bonds	2.50	5-15-2046	105,000	79,140
U.S. Treasury Bonds	2.75	8-15-2047	101,000	78,823
U.S. Treasury Bonds	2.75	11-15-2047	100,000	77,859
U.S. Treasury Bonds	2.88	8-15-2045	115,000	93,469
U.S. Treasury Bonds	2.88	11-15-2046	154,000	123,820
U.S. Treasury Bonds	3.00	11-15-2044	114,000	95,123
U.S. Treasury Bonds	3.00	5-15-2045	116,000	96,439
U.S. Treasury Bonds	3.00	11-15-2045	115,000	95,378
U.S. Treasury Bonds	3.00	2-15-2047	106,000	86,862
U.S. Treasury Bonds	3.00	5-15-2047	104,000	85,089
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2048	$114,000	$92,719
U.S. Treasury Bonds	3.00	8-15-2048	121,000	98,128
U.S. Treasury Bonds	3.00	2-15-2049	140,000	113,340
U.S. Treasury Bonds	3.13	11-15-2041	37,000	32,696
U.S. Treasury Bonds	3.13	5-15-2048	123,000	102,157
U.S. Treasury Bonds	3.38	5-15-2044	110,000	97,745
U.S. Treasury Bonds	3.38	11-15-2048	250,000	216,660
U.S. Treasury Bonds	3.50	2-15-2039	29,000	27,680
U.S. Treasury Bonds	3.75	8-15-2041	36,000	34,708
U.S. Treasury Bonds	3.88	8-15-2040	37,000	36,459
U.S. Treasury Bonds	4.25	5-15-2039	31,000	32,050
U.S. Treasury Bonds	4.25	11-15-2040	40,000	41,184
U.S. Treasury Bonds	4.25	2-15-2054	200,000	203,813
U.S. Treasury Bonds	4.38	2-15-2038	133,000	140,118
U.S. Treasury Bonds	4.38	11-15-2039	35,000	36,612
U.S. Treasury Bonds	4.38	5-15-2040	35,000	36,580
U.S. Treasury Bonds	4.38	5-15-2041	33,000	34,433
U.S. Treasury Bonds	4.50	2-15-2036	26,000	27,861
U.S. Treasury Bonds	4.50	5-15-2038	21,000	22,369
U.S. Treasury Bonds	4.50	8-15-2039	33,000	35,003
U.S. Treasury Bonds	4.63	2-15-2040	38,000	40,817
U.S. Treasury Bonds	4.75	2-15-2037	103,000	112,515
U.S. Treasury Bonds	4.75	2-15-2041	44,000	47,931
U.S. Treasury Bonds	4.75	11-15-2053	290,000	320,325
U.S. Treasury Bonds	5.00	5-15-2037	102,000	113,933
U.S. Treasury Bonds	5.25	11-15-2028	45,000	47,920
U.S. Treasury Bonds	5.25	2-15-2029	583,000	624,721
U.S. Treasury Bonds	5.38	2-15-2031	31,000	34,150
U.S. Treasury Bonds	5.50	8-15-2028	35,000	37,557
U.S. Treasury Bonds	6.00	2-15-2026	1,152,000	1,188,270
U.S. Treasury Bonds	6.13	11-15-2027	49,000	52,719
U.S. Treasury Bonds	6.13	8-15-2029	85,000	94,662
U.S. Treasury Bonds	6.25	5-15-2030	21,000	23,813
U.S. Treasury Bonds	6.38	8-15-2027	21,000	22,636
U.S. Treasury Bonds	6.50	11-15-2026	28,000	29,807
U.S. Treasury Bonds	6.63	2-15-2027	108,000	115,843
U.S. Treasury Bonds	6.75	8-15-2026	1,100,000	1,164,238
U.S. Treasury Bonds	6.88	8-15-2025	446,000	458,311
U.S. Treasury Notes	0.25	7-31-2025	147,000	142,444
U.S. Treasury Notes	0.25	8-31-2025	153,000	147,817
U.S. Treasury Notes	0.25	10-31-2025	176,000	169,187
U.S. Treasury Notes	0.38	11-30-2025	306,000	293,915
U.S. Treasury Notes	0.38	1-31-2026	450,000	430,049
U.S. Treasury Notes	0.38	9-30-2027	155,000	141,038
U.S. Treasury Notes	0.50	2-28-2026	193,000	184,345
U.S. Treasury Notes	0.50	5-31-2027	291,000	268,379
U.S. Treasury Notes	0.50	8-31-2027	142,000	130,013
U.S. Treasury Notes	0.50	10-31-2027	783,000	713,203
See accompanying notes to portfolio of investments
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.63%	7-31-2026	$1,200,000	$1,135,547
U.S. Treasury Notes	0.63	3-31-2027	81,000	75,305
U.S. Treasury Notes	0.63	11-30-2027	574,000	523,663
U.S. Treasury Notes	0.63	5-15-2030	1,553,000	1,318,837
U.S. Treasury Notes	0.63	8-15-2030	222,000	187,087
U.S. Treasury Notes	0.75	4-30-2026	486,000	463,826
U.S. Treasury Notes	0.75	5-31-2026	194,000	184,777
U.S. Treasury Notes	0.88	11-15-2030	132,000	112,344
U.S. Treasury Notes	1.00	7-31-2028	315,000	286,084
U.S. Treasury Notes	1.13	2-28-2027	127,000	119,782
U.S. Treasury Notes	1.25	4-30-2028	25,000	23,056
U.S. Treasury Notes	1.25	9-30-2028	785,000	717,355
U.S. Treasury Notes	1.25	8-15-2031	351,000	299,762
U.S. Treasury Notes	1.38	8-31-2026	95,000	91,014
U.S. Treasury Notes	1.38	10-31-2028	1,255,000	1,150,531
U.S. Treasury Notes	1.38	11-15-2031	940,000	804,985
U.S. Treasury Notes	1.50	8-15-2026	102,000	98,024
U.S. Treasury Notes	1.50	1-31-2027	98,000	93,402
U.S. Treasury Notes	1.50	2-15-2030	209,000	187,667
U.S. Treasury Notes	1.63	2-15-2026	168,000	163,137
U.S. Treasury Notes	1.63	5-15-2026	105,000	101,551
U.S. Treasury Notes	1.63	10-31-2026	94,000	90,225
U.S. Treasury Notes	1.63	11-30-2026	97,000	92,968
U.S. Treasury Notes	1.63	8-15-2029	227,000	207,625
U.S. Treasury Notes	1.75	12-31-2026	99,000	95,067
U.S. Treasury Notes	1.75	11-15-2029	178,000	163,072
U.S. Treasury Notes	1.88	6-30-2026	98,000	94,991
U.S. Treasury Notes	1.88	7-31-2026	99,000	95,852
U.S. Treasury Notes	2.00	8-15-2025	220,000	216,159
U.S. Treasury Notes	2.00	11-15-2026	170,000	164,355
U.S. Treasury Notes	2.13	5-31-2026	97,000	94,530
U.S. Treasury Notes	2.25	11-15-2025	219,000	215,091
U.S. Treasury Notes	2.25	3-31-2026	99,000	96,831
U.S. Treasury Notes	2.25	2-15-2027	196,000	189,952
U.S. Treasury Notes	2.25	8-15-2027	101,000	97,358
U.S. Treasury Notes	2.25	11-15-2027	99,000	95,137
U.S. Treasury Notes	2.38	4-30-2026	98,000	95,960
U.S. Treasury Notes	2.38	5-15-2027	164,000	159,022
U.S. Treasury Notes	2.38	3-31-2029	200,000	190,023
U.S. Treasury Notes	2.38	5-15-2029	90,000	85,416
U.S. Treasury Notes	2.50	2-28-2026	97,000	95,287
U.S. Treasury Notes	2.63	1-31-2026	95,000	93,564
U.S. Treasury Notes	2.63	2-15-2029	181,000	174,036
U.S. Treasury Notes	2.75	8-31-2025	122,000	120,577
U.S. Treasury Notes	2.75	2-15-2028	189,000	184,039
U.S. Treasury Notes	2.75	8-15-2032	680,000	635,428
U.S. Treasury Notes	2.88	7-31-2025	118,000	116,875
U.S. Treasury Notes	2.88	11-30-2025	96,000	94,901
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.88%	5-15-2028	$178,000	$173,752
U.S. Treasury Notes	2.88	8-15-2028	190,000	185,168
U.S. Treasury Notes	3.00	10-31-2025	76,000	75,252
U.S. Treasury Notes	3.13	11-15-2028	226,000	222,063
U.S. Treasury Notes	3.50	2-15-2033	115,000	112,996
U.S. Treasury Notes	3.88	8-15-2033	460,000	463,702
U.S. Treasury Notes	4.13	11-15-2032	110,000	113,150
Total U.S. Treasury securities (Cost $27,243,270)				26,016,661

		Yield	Shares
Short-term investments: 2.62%
Investment companies: 2.62%
Allspring Government Money Market Fund Select Class♠∞		4.86	1,902,283	1,902,283
Total short-term investments (Cost $1,902,283)				1,902,283
Total investments in securities (Cost $47,029,659)	98.42%			71,325,355
Other assets and liabilities, net	1.58			1,141,582
Total net assets	100.00%			$72,466,937

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,872,731	$7,133,158	$(8,103,606)	$0	$0	$1,902,283	1,902,283	$112,508
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	2	12-19-2024	$228,599	$228,563	$0	$(36)
U.S. Long Term Bond	3	12-19-2024	373,547	372,562	0	(985)
Ultra 10-Year U.S. Treasury Notes	75	12-19-2024	8,894,618	8,872,266	0	(22,352)
E-Mini S&P 500 Index	21	12-20-2024	5,975,128	6,104,962	129,834	0
Micro E-Mini S&P 500	8	12-20-2024	227,634	232,570	4,936	0
See accompanying notes to portfolio of investments
18 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
2-Year U.S. Treasury Notes	1	12-31-2024	$208,713	$208,242	$0	$(471)
5-Year U.S. Treasury Notes	5	12-31-2024	550,255	549,414	0	(841)
Short
Ultra Long Term U.S. Treasury Bond	(31)	12-19-2024	(4,179,833)	(4,125,906)	53,927	0
					$188,697	$(24,685)
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund | 19

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring VT Index Asset Allocation Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,847,189	$0	$0	$3,847,189
Consumer discretionary	4,385,358	0	0	4,385,358
Consumer staples	2,554,817	0	0	2,554,817
Energy	1,438,313	0	0	1,438,313
Financials	5,605,817	0	0	5,605,817
Health care	5,037,647	0	0	5,037,647
Industrials	3,693,389	0	0	3,693,389
Information technology	13,761,956	0	0	13,761,956
Materials	968,613	0	0	968,613
Real estate	1,015,613	0	0	1,015,613
Utilities	1,097,699	0	0	1,097,699
U.S. Treasury securities	26,016,661	0	0	26,016,661
Short-term investments
Investment companies	1,902,283	0	0	1,902,283
	71,325,355	0	0	71,325,355
Futures contracts	188,697	0	0	188,697
Total assets	$71,514,052	$0	$0	$71,514,052
Liabilities
Futures contracts	$24,685	$0	$0	$24,685
Total liabilities	$24,685	$0	$0	$24,685
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of September 30, 2024, $498,531 was segregated as cash collateral for these open futures contracts.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring VT Index Asset Allocation Fund | 21